Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 96.55%
Alabama: 1.41%
Utilities revenue: 1.41%
Black Belt Energy Gas District Project No. 7 Series C-1øø	4.00%	10-1-2052	$1,000,000	$1,004,740
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	750,000	796,441
				1,801,181
California: 0.41%
Utilities revenue: 0.41%
California Community Choice Financing Authority Series C	5.00	10-1-2031	500,000	520,323
Georgia: 0.38%
Utilities revenue: 0.38%
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	500,000	486,495
Guam: 6.25%
Airport revenue: 1.37%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	250,000	258,684
Port Authority of Guam Series A	5.00	7-1-2048	1,000,000	1,014,705
Port Authority of Guam Series B AMT	5.00	7-1-2034	445,000	466,567
				1,739,956
Miscellaneous revenue: 0.37%
Territory of Guam Series F	4.00	1-1-2042	500,000	475,865
Tax revenue: 0.84%
Territory of Guam Hotel Occupancy Tax Series A	5.00	11-1-2035	1,000,000	1,063,497
Utilities revenue: 1.24%
Guam Power Authority Series A	5.00	10-1-2026	500,000	512,123
Guam Power Authority Series A	5.00	10-1-2038	550,000	564,479
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2039	500,000	502,652
				1,579,254
Water & sewer revenue: 2.43%
Guam Government Waterworks Authority	5.00	7-1-2034	500,000	525,263
Guam Government Waterworks Authority	5.00	1-1-2046	2,215,000	2,258,562
Guam Government Waterworks Authority Series A	5.00	1-1-2050	300,000	312,991
				3,096,816
				7,955,388
Illinois: 0.20%
Miscellaneous revenue: 0.20%
City of Chicago Lakeshore East Special Assessment Area144A	2.69	12-1-2026	266,000	254,487
Maryland: 0.78%
Housing revenue: 0.78%
Maryland Community Development Administration South Street Senior LLC Series D	3.15	7-1-2024	1,000,000	992,598
See accompanying notes to portfolio of investments
Allspring Wisconsin Tax-Free Fund | 1

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 0.36%
Education revenue: 0.36%
Camden County Improvement Authority KIPP Cooper Norcross Obligated Group	6.00%	6-15-2047	$425,000	$460,989
New York: 1.10%
Education revenue: 1.10%
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	407,524
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,000,000	996,276
				1,403,800
Pennsylvania: 2.10%
Education revenue: 0.47%
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2032	600,000	592,173
Health revenue: 1.63%
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	2,000,000	2,080,518
				2,672,691
Puerto Rico: 3.26%
Health revenue: 1.51%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2026	205,000	209,141
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2031	435,000	470,839
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2032	925,000	1,000,778
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2034	220,000	237,683
				1,918,441
Miscellaneous revenue: 1.75%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital de la Concepcion, Inc. Series A	3.55	11-15-2030	2,225,000	2,232,964
				4,151,405
Texas: 2.32%
Education revenue: 0.79%
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2027	990,000	1,011,148
GO revenue: 1.53%
Denton Independent School District	4.00	8-15-2048	2,000,000	1,942,557
				2,953,705
See accompanying notes to portfolio of investments
2 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wisconsin: 77.98%
Education revenue: 8.64%
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00%	3-15-2030	$495,000	$493,314
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00	3-15-2040	1,555,000	1,447,780
Wisconsin HEFA Lawrence University	4.00	2-1-2045	1,685,000	1,510,483
Wisconsin HEFA Medical College of Wisconsin, Inc.	5.00	12-1-2041	2,000,000	2,159,656
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.00	4-1-2038	1,200,000	894,338
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.13	4-1-2039	1,000,000	738,293
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.13	4-1-2040	1,000,000	721,493
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.25	4-1-2041	750,000	544,033
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.25	4-1-2042	1,000,000	717,536
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	4.50	3-15-2033	735,000	741,341
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	5.00	3-15-2053	1,100,000	1,036,484
				11,004,751
GO revenue: 5.58%
City of Milwaukee Series B6	3.00	4-1-2024	570,000	570,000
City of Milwaukee Series B6	5.00	4-1-2025	550,000	556,709
State of Wisconsin Series A (SIFMA Municipal Swap+0.42%)±	4.06	5-1-2025	4,000,000	3,979,424
Tender Option Bond Trust Receipts/Certificates Buckner Retirement Services Inc Obligated Group Series 2019-XF2831144Aø	4.01	7-1-2029	2,000,000	2,000,000
				7,106,133
Health revenue: 24.69%
PFA Appalachian Regional Healthcare System Obligated Group Series A	5.00	7-1-2037	275,000	283,031
PFA Appalachian Regional Healthcare System Obligated Group Series A	5.00	7-1-2038	375,000	382,870
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series Bø	4.45	4-1-2048	2,000,000	2,000,000
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	3.13	12-1-2029	150,000	148,314
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	3.38	12-1-2031	180,000	179,997
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	4.00	12-1-2035	1,000,000	1,000,624
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	5.00	12-1-2026	1,740,000	1,744,551
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2027	175,000	184,209
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2029	150,000	162,875
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50	12-1-2052	2,500,000	2,732,410
Wisconsin HEFA Beloit Health System Obligated Group	4.00	7-1-2036	4,000,000	3,962,834
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	50,000	52,917
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2029	1,270,000	1,359,771
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A	3.00	2-15-2031	230,000	208,134
See accompanying notes to portfolio of investments
Allspring Wisconsin Tax-Free Fund | 3

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	3.25%	2-15-2032	$185,000	$166,745
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	4.00	2-15-2042	500,000	447,683
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	411,826
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	667,922
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	514,246
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2047	2,385,000	2,333,935
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2024	125,000	124,494
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2030	100,000	99,219
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2031	75,000	74,289
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2041	2,145,000	1,835,210
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2046	850,000	683,263
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2051	500,000	382,307
Wisconsin HEFA Monroe Clinic, Inc.	3.00	2-15-2035	520,000	514,238
Wisconsin HEFA Monroe Clinic, Inc.	4.00	2-15-2031	900,000	902,272
Wisconsin HEFA Monroe Clinic, Inc.	4.00	2-15-2033	550,000	551,388
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2028	400,000	406,295
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2029	575,000	584,049
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2030	465,000	472,318
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2044	1,200,000	1,226,010
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2049	250,000	254,272
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00	7-1-2044	3,485,000	3,486,491
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2045	650,000	530,902
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2045	475,000	387,967
				31,459,878
Housing revenue: 30.81%
Ashwaubenon CDA County of Brown	3.00	6-1-2044	1,680,000	1,337,071
Ashwaubenon CDA County of Brown	4.00	6-1-2030	250,000	261,826
Ashwaubenon CDA County of Brown	4.00	6-1-2031	1,310,000	1,367,584
Ashwaubenon CDA County of Brown	4.00	6-1-2035	900,000	928,903
Ashwaubenon CDA County of Brown	4.00	6-1-2036	265,000	272,492
Ashwaubenon CDA County of Brown CAB¤	0.00	6-1-2049	8,000,000	2,446,053
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2028	125,000	113,328
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2029	250,000	222,939
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2030	875,000	768,443
Green Bay Housing Authority University Village Housing, Inc.	5.00	4-1-2039	1,500,000	1,606,300
Kaukauna RDA	3.75	6-1-2032	850,000	851,827
Kaukauna RDA	4.00	6-1-2025	425,000	427,583
Kaukauna RDA	4.00	6-1-2028	425,000	429,456
See accompanying notes to portfolio of investments
4 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Kaukauna RDA	4.00%	6-1-2035	$900,000	$904,979
Milwaukee RDA Board of School Directors	5.00	11-15-2028	325,000	340,010
Milwaukee RDA Board of School Directors	5.00	11-15-2030	185,000	193,022
Milwaukee RDA Board of School Directors	5.00	11-15-2033	750,000	781,565
Milwaukee RDA Board of School Directors	5.00	11-15-2034	675,000	703,753
Milwaukee RDA Board of School Directors	5.00	11-15-2036	500,000	518,750
Milwaukee RDA Public Schools Series A	5.00	11-15-2024	280,000	282,185
Milwaukee RDA Public Schools Series A	5.00	11-15-2026	220,000	230,079
Milwaukee RDA Public Schools Series A	5.00	11-15-2027	1,020,000	1,063,189
Milwaukee RDA Public Schools Series A	5.00	11-15-2028	1,000,000	1,046,183
Milwaukee RDA Public Schools Series A	5.00	11-15-2031	750,000	782,332
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.00	10-1-2024	625,000	616,084
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.15	10-1-2025	615,000	597,561
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.25	10-1-2026	940,000	905,038
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.40	10-1-2027	570,000	544,591
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2032	1,100,000	1,122,643
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2033	920,000	932,448
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2034	2,000,000	2,040,210
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2026	85,000	87,829
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2032	85,000	87,957
Wisconsin Dells CDA Tax Incremental District No. 2	4.00	3-1-2026	440,000	430,720
Wisconsin Dells CDA Tax Incremental District No. 2	5.00	3-1-2025	210,000	210,999
Wisconsin Dells CDA Tax Incremental District No. 3 Series B	3.35	3-1-2026	530,000	509,544
Wisconsin Housing & EDA Housing Revenue Series A	3.38	5-1-2057	635,000	477,430
Wisconsin Housing & EDA Housing Revenue Series A	3.40	11-1-2032	2,450,000	2,391,188
Wisconsin Housing & EDA Housing Revenue Series A	3.95	11-1-2038	2,000,000	1,987,775
Wisconsin Housing & EDA Housing Revenue Series A AMT	4.63	11-1-2037	10,000	10,005
Wisconsin Housing & EDA Housing Revenue Series C	3.88	11-1-2035	1,100,000	1,100,492
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)øø	0.61	11-1-2042	365,000	364,009
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.80	5-1-2025	275,000	263,293
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.85	11-1-2025	320,000	301,674
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.95	5-1-2026	205,000	190,646
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.00	11-1-2026	330,000	308,841
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.20	5-1-2027	310,000	279,492
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.35	11-1-2027	345,000	309,593
Wisconsin Housing & EDA Multifamily Housing Revenue Series A AMT	4.05	12-1-2049	800,000	762,494
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.55	7-1-2037	165,000	168,777
See accompanying notes to portfolio of investments
Allspring Wisconsin Tax-Free Fund | 5

Portfolio of investments—March 31, 2024 (unaudited)

		Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A		4.70%	7-1-2047	$1,300,000	$1,311,595
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A		4.85	7-1-2052	3,000,000	3,053,914
					39,246,694
Miscellaneous revenue: 5.54%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Associated Bank N.A. LOC)ø		3.60	6-1-2036	1,000,000	1,000,000
Wisconsin Center District (AGM Insured)¤		0.00	12-15-2030	295,000	233,152
Wisconsin Center District (AGM Insured)		5.25	12-15-2027	1,005,000	1,053,433
Wisconsin Center District Series A CAB (BAM Insured)¤		0.00	12-15-2033	2,985,000	2,089,478
Wisconsin Center District Series A (NPFGC Insured)¤		0.00	12-15-2027	100,000	87,394
Wisconsin Center District Series C CAB (AGM Insured)¤		0.00	12-15-2028	1,075,000	911,807
Wisconsin Center District Series C CAB (AGM Insured)¤		0.00	12-15-2030	1,095,000	865,431
Wisconsin Center District Series D CAB (AGM Insured)¤		0.00	12-15-2045	2,250,000	820,775
					7,061,470
Tax revenue: 2.33%
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤		0.00	12-15-2025	200,000	188,936
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤		0.00	12-15-2027	250,000	223,190
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)		5.50	12-15-2026	2,435,000	2,515,762
Warrens CDA		3.70	11-1-2029	46,736	39,748
					2,967,636
Utilities revenue: 0.39%
PFA Duke Energy Progress LLC Series A-1øø		3.30	10-1-2046	500,000	494,794
					99,341,356
Total municipal obligations (Cost $129,394,219)					122,994,418
Total investments in securities (Cost $129,394,219)	96.55%				122,994,418
Other assets and liabilities, net	3.45				4,392,793
Total net assets	100.00%				$127,387,211

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.

See accompanying notes to portfolio of investments
6 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
See accompanying notes to portfolio of investments
Allspring Wisconsin Tax-Free Fund | 7

Notes to portfolio of investments—March 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$122,994,418	$0	$122,994,418
Total assets	$0	$122,994,418	$0	$122,994,418
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
8 | Allspring Wisconsin Tax-Free Fund